TRADE ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 29, 2019
Subclassifications of assets, liabilities and equities [abstract]
TRADE ACCOUNTS RECEIVABLE
TRADE ACCOUNTS RECEIVABLE:

	December 29, 2019	December 30, 2018

Trade accounts receivable	$328,115	$324,706
Allowance for expected credit losses	(7,184)	(7,547)
	$320,931	$317,159

As at December 29, 2019, trade accounts receivables being serviced under a receivables purchase agreement amounted to $141.0 million (December 30, 2018 - $117.0 million). The receivables purchase agreement, which allows for the sale of a maximum of $175 million of accounts receivables at any one time, expires on June 22, 2020, subject to annual extensions. The Company retains servicing responsibilities, including collection, for these trade receivables but has not retained any credit risk with respect to any trade receivables that have been sold. The difference between the carrying amount of the receivables sold under the agreement and the cash received at the time of transfer was $3.2 million for fiscal 2019 (2018 - $2.6 million) and was recorded in bank and other financial charges.

The movement in the allowance for expected credit losses in respect of trade receivables was as follows:

	2019	2018

Balance, beginning of fiscal year	$(7,547)	$(5,054)
Adjustment relating to initial adoption of IFRS 9 (note 2(c))	—	(791)
Adjusted balance, beginning of fiscal year	(7,547)	(5,845)
Impairment of trade accounts receivable	(27,652)	(3,634)
Write-off of trade accounts receivable	28,015	1,932
Balance, end of fiscal year	$(7,184)	$(7,547)

The impairment of trade accounts receivable for fiscal 2019 consisted primarily of a $22.3 million charge relating to the receivership and liquidation of one of the Company's U.S. distributor customers. Beginning in fiscal 2019, impairment of trade accounts receivable has been presented separately on the statement of earnings (was previously included in selling, general and administrative expenses), and comparative periods have been reclassified to conform to this presentation.